COMMITMENTS AND CONTINGENCIES - Maturities of lease liabilities under operating lease (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Maturity of lease liabilities
2026	$ 50,555
2027	50,555
2028	28,180
Total lease payments	129,290
Amount of lease payments representing interest	(7,126)
Total present value of operating lease liabilities	122,164
Operating lease liabilities
Current portion	46,019	$ 24,820
Long-term portion	76,145	$ 29,867
Total present value of operating lease liabilities	$ 122,164